UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 98.7%
Chemicals 0.6%
215,908	Potash Corp. of Saskatchewan, Inc.	$22,642,272

Energy Equipment & Services 16.7%
2,153,042	Cameron International Corp.(a)	85,238,933
1,058,900	Complete Production Services, Inc.(a)	20,383,825
708,200	Dresser-Rand Group, Inc.(a)(b)	26,352,122
1,144,581	Dril-Quip, Inc.(a)	59,838,695
725,819	FMC Technologies, Inc.(a)	45,929,826
2,971,723	Halliburton Co.	88,795,083
804,891	Helmerich & Payne, Inc.(b)	32,622,232
3,037,450	Integra Group Holdings, GDR(a)	6,682,390
198,406	Nabors Industries Ltd.(a)	3,652,654
1,705,597	National Oilwell Varco, Inc.	66,791,179
1,480,615	Noble Corp.	48,119,988
71,900	OSX Brasil SA (Brazil) , 144A (original cost $32,605,898; purchased 3/19/10)(a)(c)(d)	22,074,870
1,294,135	Schlumberger Ltd.	77,208,094
827,400	Superior Energy Services, Inc.(a)	18,856,446
1,093,109	Tenaris SA (Luxembourg), ADR(b)	43,779,015
26,905	Transocean Ltd.(a)	1,243,280
286,691	Weatherford International Ltd.(a)	4,644,394

		652,213,026
Food Products 0.1%
2,183,300	Agrenco Ltd. (Brazil), 144A (original cost $12,651,875; purchased 10/24/07)(a)(c)(d)	2,152,514

Gas Utilities 0.9%
996,204	EQT Corp.	36,540,763

Independent Power Producers & Energy Traders 0.6%
1,029,979	NRG Energy, Inc.(a)(b)	23,359,924

Metals & Mining 33.8%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	29,001,302
631,910	Agnico-Eagle Mines Ltd.(b)	35,228,982
1,388,442	Alcoa, Inc.(b)	15,508,897
104,175	ArcelorMittal(b)	3,198,172
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	4,801,582
6,303,400	AXMIN, Inc. (Canada)(a)	459,856

697,550	BHP Billiton Ltd. (Australia), ADR(b)	50,384,036
1,594,834	Century Aluminum Co.(a)(b)	16,634,119
1,706,023	Cia de Minas Buenaventura SA (Peru), ADR	65,869,548
1,221,670	Cliffs Natural Resources, Inc.	69,109,872
668,728	Detour Gold Corp. (Canada)(a)	15,585,548
4,690,635	Eldorado Gold Corp. (Canada)	76,196,298
3,745,900	European Goldfields Ltd. (Canada)(a)	26,198,163
1,041,699	First Quantum Minerals Ltd. (Canada)	65,275,278
600,000	First Uranium Corp. (South Africa), 144A(a)	595,302
1,267,700	First Uranium Corp. (South Africa)(a)	1,257,773
1,104,595	Freeport-McMoRan Copper & Gold, Inc.	79,022,726
1,796,500	Fronteer Gold, Inc. (Canada)(a)	10,779,000
3,528,300	Gabriel Resources Ltd. (Canada)(a)	15,821,665
216,800	Gold Reserve, Inc.(a)	198,232
993,800	Gold Reserve, Inc.(a)	929,203
1,159,189	Goldcorp, Inc.(b)	45,370,657
4,381,770	Hecla Mining Co.(a)(b)	21,645,944
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	1,529,370
519,484	Impala Platinum Holdings Ltd. (South Africa)	14,062,972
950,400	Impala Platinum Holdings Ltd. (South Africa), ADR	25,508,736
2,801,794	Kinross Gold Corp.(b)	45,921,404
1,116,875	Lihir Gold Ltd. (Papua New Guinea), ADR	41,369,050
4,580,938	MMX Mineracao E Metalicos SA (Brazil)(a)	30,916,383
4,052,100	Nevsun Resources Ltd. (Canada)(a)	14,544,282
233,339	Newcrest Mining Ltd. (Australia), 144A	6,905,132
1,407,326	Newcrest Mining Ltd. (Australia)	41,646,583
881,503	Newmont Mining Corp.	49,276,018
1,398,700	Northern Dynasty Minerals Ltd.(a)	9,623,056
95,067	Pan American Silver Corp. (Canada)	2,188,839
1,406,737	Pan American Silver Corp.(b)	32,298,681
523,100	Platmin Ltd. (South Africa) , 144A (original cost $4,469,143; purchased 11/27/07)(a)(c)(d)	508,827
620,397	Quadra FNX Mining Ltd. (Canada)(a)	7,513,197
682,043	Randgold Resources Ltd. (Jersey Islands), ADR(b)	61,302,025
10,522	Rio Tinto PLC (United Kingdom)	545,591
785,321	Rio Tinto PLC (United Kingdom), ADR	40,773,866
504,300	Seabridge Gold, Inc.(a)(b)	12,920,166
1,566,360	Semafo, Inc. (Canada)(a)	10,878,664
4,783,700	Semafo, Inc. (Canada), 144A (original cost $7,540,094; purchased 10/31/06)(a)(c)(d)	33,223,693
2,085,463	Silver Wheaton Corp.(a)(b)	39,310,978
687,428	Southern Copper Corp.(b)	21,592,113
2,977,287	Sterlite Industries India Ltd. (India), ADR(b)	44,986,807
506,600	Tahoe Resources, Inc. (Canada) , 144A (original cost $2,888,255; purchased 5/28/10)(a)(c)(d)	3,814,099
2,306,727	Vale SA (Brazil), ADR(b)	64,127,011
121,237	Vedanta Resources Ltd. (United Kingdom)	4,643,718
1,452,900	Western Areas NL (Australia)	6,375,020

		1,317,378,436

Oil, Gas & Consumable Fuels 45.0%
361,200	Advantage Oil & Gas Ltd. (Canada)(a)	2,280,228
983,300	Advantage Oil & Gas Ltd. (Canada), Reg. D (original cost $5,112,035; purchased 9/4/09)(a)(c)(d)	6,207,497
1,408,284	Alpha Natural Resources, Inc.(a)	53,979,526
1,012,004	Anadarko Petroleum Corp.	49,750,117
736,526	Apache Corp.(b)	70,397,155
485,657	Atlas Energy, Inc.(a)(b)	14,370,591
3,191,200	Bankers Petroleum Ltd. (Canada)(a)	23,312,010
3,601,274	BG Group PLC (United Kingdom)	57,724,135
3,600,000	BPI Energy Holdings, Inc. (Canada)(a)	108,000
1,433,568	Cabot Oil & Gas Corp.	43,680,817
11,582,209	Cairn Energy PLC (United Kingdom)(a)	84,836,968
1,671,615	Cameco Corp. (Canada)	42,568,825
1,720,622	Canadian Natural Resources Ltd.	59,223,809
1,336,800	Cobalt International Energy, Inc.(a)	11,175,648
1,209,010	Concho Resources, Inc.(a)(b)	72,516,420
1,817,117	Denbury Resources, Inc.(a)	28,783,133
65,958	Devon Energy Corp.	4,121,715
626,115	EOG Resources, Inc.	61,046,212
98,395	Exxon Mobil Corp.	5,872,214
367,417	Forest Oil Corp.(a)(b)	10,504,452
69,545	Hess Corp.	3,726,917
6,430,000	Linc Energy Ltd. (Australia) , 144A (original cost $22,896,436; purchased 7/2/08)(a)(c)(d)	9,278,457
752,400	MEG Energy Corp. (Canada) , 144A (original cost $25,417,692; purchased 7/29/10)(a)(d)	25,615,486
564,400	Murphy Oil Corp.	30,900,900
1,095,211	Newfield Exploration Co.(a)	58,549,980
220,544	Niko Resources Ltd. (Canada)	23,786,702
882,832	Noble Energy, Inc.	59,202,714
968,887	Occidental Petroleum Corp.	75,505,364
7,663,802	OGX Petroleo e Gas Participacoes SA (Brazil)(a)	80,699,120
4,201,797	Oil Search Ltd. (Papua New Guinea)	22,199,952
1,460,236	OPTI Canada, Inc. (Canada)(a)	2,343,650
3,649,679	Pacific Rubiales Energy Corp. (Canada)(a)	87,545,435
2,032,338	Petrohawk Energy Corp.(a)	32,049,970
1,548,384	Petroleo Brasileiro SA (Brazil), ADR	56,361,178
973,748	Range Resources Corp.	36,145,526
833,740	Reliance Industries Ltd. (India), GDR, 144A(c)	36,351,064
704,623	Rosetta Resources, Inc.(a)	15,551,030
2,796,209	SandRidge Energy, Inc.(a)	16,497,633
345,143	Sasol Ltd. (South Africa), ADR(b)	13,681,468
2,298,387	Southwestern Energy Co.(a)	83,776,206
1,092,035	Suncor Energy, Inc.(b)	35,982,553
35,785	Sunoco, Inc.	1,276,451
2,806,263	Talisman Energy, Inc.	48,099,348
111,959	Trident Resources Corp. (Canada), Private Placement (original cost $45,141,529; purchased 6/30/10)(a)(c)(d)	48,792,466
1,273,366	Ultra Petroleum Corp.(a)(b)	53,952,517
541,336	Whiting Petroleum Corp.(a)(b)	47,642,981
1,013,404	Woodside Petroleum, Ltd. (Australia)	38,139,945

13,500,000	Zodiac Exploration Corp. (Canada), Private Placement (original cost $6,340,763; purchased 8/8/08)(a)(c)(d)	9,377,933

		1,755,492,418
Semiconductors & Semiconductor Equipment 0.4%
1,276,274	Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	13,936,912

Transportation Infrastructure 0.6%
4,807,594	LLX Logistica SA (Brazil)(a)	24,245,712

	TOTAL COMMON STOCKS (cost $3,072,733,782)	3,847,961,977

Units
RIGHT(e)
Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp.(Canada), Private Placement (original cost $0; purchased 6/30/10)(a)(c)(d)	—

WARRANTS(e)
Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/4/14 (original cost $0; purchased 2/28/08)(a)(c)(d)	—

Oil, Gas & Consumable Fuels
13,500,000	Zodiac Exploration Corp. (Canada), Private Placement, expiring 2/10/12 (original cost $0; purchased 8/8/08)(a)(c)(d)	—

	TOTAL WARRANTS (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $3,072,733,782)	3,847,961,977

Shares
SHORT-TERM INVESTMENT 9.9%
Affiliated Money Market Mutual Fund
388,193,673	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $388,193,673; includes $295,667,721 of cash collateral received for securities on loan)(f)(g)	388,193,673

	TOTAL INVESTMENTS(h) 108.6% (cost $3,460,927,455)(i)	4,236,155,650
	Liabilities in excess of other assets (8.6%)	(334,426,145)

	NET ASSETS 100.0%	$3,901,729,505

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $289,411,504; cash collateral of $295,667,721 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $165,063,720. The aggregate value of $161,045,842 is approximately 4.1% of net assets.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2010.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	As of July 31, 2010, 6 securities representing $60,322,913 and 1.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.

(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,515,300,998	$1,001,095,493	$(280,240,841)	$720,854,652

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,787,639,064	$—	$60,322,913
Rights	—	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	388,193,673	—	—

Total	$4,175,832,737	$—	$60,322,913

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Preferred Stock	Right	Warrants
Balance as of 10/31/09	$8,839,234	$—	$—	$—	$—
Realized gain (loss)	(17,670,540)	(30,184,481)	(5,000,000)	—	—
Change in unrealized appreciation (depreciation)	22,698,942	30,135,541	5,000,000	—	—
Purchases	45,141,529	—	—	—	—
Sales	—	—	—	—	—
Accrued discount/premium	—	48,940	—	—	—
Transfers into Level 3	1,313,748	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 7/31/10	$60,322,913	$—	$—	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”) a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.